Schedule of Investments (unaudited) December 31, 2020	iShares® US Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Ducommun Inc.(a)	2,749	$147,621

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings Inc.(a)	1,487	81,101

Auto Components — 1.4%
Cooper Tire & Rubber Co.	2,855	115,627
Dana Inc.	7,335	143,179
Modine Manufacturing Co.(a)	14,478	181,844

		440,650

Banks — 27.6%
1st Source Corp.	2,934	118,240
Allegiance Bancshares Inc.	3,872	132,151
Atlantic Union Bankshares Corp.	4,234	139,468
Banc of California Inc.	8,942	131,537
BancFirst Corp.	2,212	129,844
BancorpSouth Bank	4,669	128,117
Bank of NT Butterfield & Son Ltd. (The)	4,061	126,541
BankUnited Inc.	2,465	85,733
Bridge Bancorp. Inc.	5,192	125,543
Brookline Bancorp. Inc.	10,328	124,349
Bryn Mawr Bank Corp.	3,639	111,335
Cathay General Bancorp.	4,174	134,361
Central Pacific Financial Corp.	3,980	75,660
City Holding Co.	1,564	108,776
Columbia Banking System Inc.	3,738	134,194
Community Trust Bancorp. Inc.	3,202	118,634
ConnectOne Bancorp. Inc.	6,431	127,269
CrossFirst Bankshares Inc.(a)	10,413	111,940
Customers Bancorp. Inc.(a)	8,079	146,876
CVB Financial Corp.	5,441	106,100
Dime Community Bancshares Inc.	8,000	126,160
Enterprise Financial Services Corp.	3,318	115,964
First BanCorp./Puerto Rico	16,469	151,844
First Bancshares Inc. (The)	4,315	133,247
First Busey Corp.	5,695	122,727
First Financial Bancorp.	4,498	78,850
First Financial Corp./IN	2,876	111,733
First Foundation Inc.	6,923	138,460
First Merchants Corp.	3,907	146,161
Flushing Financial Corp.	8,604	143,171
Fulton Financial Corp.	9,680	123,130
German American Bancorp. Inc.	3,336	110,388
Great Southern Bancorp. Inc.	2,498	122,152
Hancock Whitney Corp.	4,811	163,670
Hanmi Financial Corp.	11,021	124,978
Heritage Commerce Corp.	13,597	120,605
Heritage Financial Corp./WA	4,880	114,143
Home BancShares Inc./AR	5,969	116,276
Hope Bancorp Inc.	7,120	77,679
Horizon Bancorp Inc./IN	8,968	142,232
Independent Bank Corp.	1,031	75,304
Independent Bank Corp./MI	7,199	132,966
Independent Bank Group Inc.	2,048	128,041
Investors Bancorp. Inc.	12,464	131,620
Lakeland Bancorp. Inc.	9,094	115,494
Midland States Bancorp. Inc.	7,034	125,698
NBT Bancorp. Inc.	2,868	92,063
Nicolet Bankshares Inc.(a)	1,657	109,942

Security	Shares	Value

Banks (continued)
OFG Bancorp.	4,334	$80,352
Old National Bancorp./IN	4,300	71,208
Pacific Premier Bancorp. Inc.	4,493	140,766
Peoples Bancorp. Inc./OH	4,740	128,407
Preferred Bank/Los Angeles CA	2,854	144,041
S&T Bancorp. Inc.	5,088	126,386
Sandy Spring Bancorp. Inc.	3,921	126,217
Seacoast Banking Corp. of Florida(a)	4,307	126,841
Simmons First National Corp., Class A	5,584	120,559
South State Corp.	1,879	135,852
Texas Capital Bancshares Inc.(a)	2,907	172,966
Tompkins Financial Corp.	1,591	112,325
TowneBank/Portsmouth VA	5,518	129,563
TriCo Bancshares	3,695	130,360
TriState Capital Holdings Inc.(a)	6,835	118,929
Triumph Bancorp. Inc.(a)	2,905	141,038
Trustmark Corp.	4,227	115,439
United Bankshares Inc./WV	4,215	136,566
United Community Banks Inc./GA	5,079	144,447
Valley National Bancorp.	13,210	128,797
Washington Trust Bancorp. Inc.	2,951	132,205

		8,474,630

Biotechnology — 0.4%
Vanda Pharmaceuticals Inc.(a)	9,367	123,082

Building Products — 1.9%
American Woodmark Corp.(a)	1,152	108,115
Apogee Enterprises Inc.	4,234	134,133
Builders FirstSource Inc.(a)	2,774	113,207
Insteel Industries Inc.	4,841	107,809
Quanex Building Products Corp.	4,907	108,788

		572,052

Capital Markets — 2.7%
BGC Partners Inc., Class A	37,704	150,816
Cowen Inc., Class A	5,562	144,557
Federated Hermes Inc.	4,207	121,540
Piper Sandler Cos.	1,240	125,116
Stifel Financial Corp.	2,685	135,485
Waddell & Reed Financial Inc., Class A	6,094	155,214

		832,728

Chemicals — 2.0%
AdvanSix Inc.(a)	7,026	140,450
Avient Corp.	3,420	137,758
HB Fuller Co.	1,977	102,567
Minerals Technologies Inc.	1,771	110,014
PQ Group Holdings Inc.	8,820	125,773

		616,562

Commercial Services & Supplies — 4.3%
ABM Industries Inc.	2,463	93,200
ACCO Brands Corp.	15,602	131,837
BrightView Holdings Inc.(a)	7,938	120,022
Herman Miller Inc.	3,001	101,434
HNI Corp.	2,884	99,383
Interface Inc.	14,786	155,253
KAR Auction Services Inc.	6,270	116,685
Knoll Inc.	7,503	110,144
Matthews International Corp., Class A	4,047	118,982
SP Plus Corp.(a)	5,041	145,332

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® US Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Steelcase Inc., Class A	8,933	$121,042

		1,313,314

Communications Equipment — 0.8%
Comtech Telecommunications Corp.	6,459	133,637
NetScout Systems Inc.(a)	4,145	113,656

		247,293

Construction & Engineering — 3.4%
Aegion Corp.(a)	6,404	121,612
Arcosa Inc.	2,052	112,716
EMCOR Group Inc.	1,338	122,374
Great Lakes Dredge & Dock Corp.(a)	9,515	125,313
MasTec Inc.(a)	2,145	146,246
MYR Group Inc.(a)	2,434	146,283
Primoris Services Corp.	5,016	138,492
Sterling Construction Co. Inc.(a)	6,392	118,955

		1,031,991

Construction Materials — 0.4%
Summit Materials Inc., Class A(a)	5,471	109,858

Consumer Finance — 0.6%
EZCORP Inc., Class A, NVS(a)	17,970	86,076
World Acceptance Corp.(a)	857	87,603

		173,679

Distributors — 0.5%
Funko Inc., Class A(a)	15,629	162,229

Diversified Consumer Services — 0.3%
Laureate Education Inc., Class A(a)	6,808	99,124

Electrical Equipment — 1.2%
Encore Wire Corp.	1,949	118,051
Powell Industries Inc.	3,750	110,587
Thermon Group Holdings Inc.(a)	8,058	125,947

		354,585

Electronic Equipment, Instruments & Components — 3.5%
Benchmark Electronics Inc.	4,491	121,302
Insight Enterprises Inc.(a)	1,599	121,668
Knowles Corp.(a)	6,073	111,925
Methode Electronics Inc.	3,175	121,539
MTS Systems Corp.	4,735	275,388
Sanmina Corp.(a)	3,347	106,736
TTM Technologies Inc.(a)	7,931	109,408
Vishay Intertechnology Inc.	5,812	120,366

		1,088,332

Energy Equipment & Services — 1.2%
National Energy Services Reunited Corp.(a)	14,157	140,579
RPC Inc.(a)	34,277	107,973
Solaris Oilfield Infrastructure Inc., Class A	14,273	116,182

		364,734

Equity Real Estate Investment Trusts (REITs) — 3.3%
Acadia Realty Trust	7,208	102,282
Columbia Property Trust Inc.	8,282	118,764
Kite Realty Group Trust	7,814	116,897
Piedmont Office Realty Trust Inc., Class A	6,662	108,124
Sabra Health Care REIT Inc.	6,559	113,930
SITE Centers Corp.	12,568	127,188
Summit Hotel Properties Inc.	17,469	157,396
Xenia Hotels & Resorts Inc.	10,306	156,651

		1,001,232

Security	Shares	Value

Food & Staples Retailing — 0.7%
Andersons Inc. (The)	4,720	$115,687
SpartanNash Co.	5,535	96,365

		212,052

Food Products — 0.3%
Fresh Del Monte Produce Inc.	3,944	94,932

Gas Utilities — 0.6%
Southwest Gas Holdings Inc.	1,437	87,298
Spire Inc.	1,701	108,932

		196,230

Health Care Providers & Services — 0.4%
Select Medical Holdings Corp.(a)	4,346	120,210

Household Durables — 2.8%
Century Communities Inc.(a)	2,138	93,602
Ethan Allen Interiors Inc.	6,683	135,064
Hooker Furniture Corp.	3,503	112,972
KB Home	2,358	79,040
La-Z-Boy Inc.	2,861	113,982
M/I Homes Inc.(a)	1,963	86,941
Meritage Homes Corp.(a)	820	67,912
Taylor Morrison Home Corp.(a)	3,680	94,392
TRI Pointe Group Inc.(a)	4,991	86,095

		870,000

Insurance — 4.9%
American Equity Investment Life Holding Co.	3,998	110,585
CNO Financial Group Inc.	5,642	125,422
Employers Holdings Inc.	1,785	57,459
Enstar Group Ltd.(a)	564	115,558
HCI Group Inc.	1,837	96,075
Heritage Insurance Holdings Inc.	8,928	90,441
Horace Mann Educators Corp.	1,617	67,979
National General Holdings Corp.	2,674	91,397
ProAssurance Corp.	3,453	61,429
Selective Insurance Group Inc.	1,757	117,684
Stewart Information Services Corp.	2,069	100,057
Third Point Reinsurance Ltd.(a)	13,020	123,950
United Fire Group Inc.	4,453	111,770
Universal Insurance Holdings Inc.	6,538	98,789
Watford Holdings Ltd.(a)	3,945	136,497

		1,505,092

IT Services — 0.5%
Cardtronics PLC, Class A(a)	4,570	161,321

Machinery — 3.5%
Altra Industrial Motion Corp.	2,448	135,693
Barnes Group Inc.	2,532	128,347
Columbus McKinnon Corp./NY	2,734	105,095
EnPro Industries Inc.	1,605	121,209
Greenbrier Companies Inc. (The)	3,078	111,978
Meritor Inc.(a)	4,321	120,599
Mueller Industries Inc.	3,344	117,408
REV Group Inc.	11,469	101,042
Wabash National Corp.	7,566	130,362

		1,071,733

Marine — 0.8%
Matson Inc.	2,257	128,581
SEACOR Holdings Inc.(a)	3,112	128,993

		257,574

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® US Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.3%
Scholastic Corp., NVS	4,301	$107,525

Metals & Mining — 3.5%
Allegheny Technologies Inc.(a)	10,377	174,022
Carpenter Technology Corp.	4,983	145,105
Commercial Metals Co.	4,523	92,902
Haynes International Inc.	5,295	126,233
Kaiser Aluminum Corp.	1,688	166,943
Schnitzer Steel Industries Inc., Class A	4,706	150,169
Warrior Met Coal Inc.	5,298	112,953
Worthington Industries Inc.	2,214	113,667

		1,081,994

Mortgage Real Estate Investment — 0.3%
Broadmark Realty Capital Inc.	9,182	93,656

Multi-Utilities — 1.4%
Avista Corp.	2,652	106,451
Black Hills Corp.	1,690	103,851
NorthWestern Corp.	1,861	108,515
Unitil Corp.	2,338	103,503

		422,320

Oil, Gas & Consumable Fuels — 2.7%
Clean Energy Fuels Corp.(a)	36,488	286,796
CNX Resources Corp.(a)	9,586	103,529
DHT Holdings Inc.	17,537	91,719
Dorian LPG Ltd.(a)	11,297	137,710
Nordic American Tankers Ltd.	25,932	76,499
World Fuel Services Corp.	4,270	133,053

		829,306

Paper & Forest Products — 1.0%
Clearwater Paper Corp.(a)	2,385	90,034
Domtar Corp.	3,445	109,034
Glatfelter Corp.	6,572	107,649

		306,717

Pharmaceuticals — 0.3%
Prestige Consumer Healthcare Inc.(a)	2,479	86,443

Professional Services — 1.5%
Heidrick & Struggles International Inc.	4,605	135,295
Kelly Services Inc., Class A, NVS	5,310	109,227
Resources Connection Inc.	7,835	98,486
TrueBlue Inc.(a)	5,837	109,093

		452,101

Real Estate Management & Development — 0.3%
RE/MAX Holdings Inc., Class A	2,765	100,452

Road & Rail — 0.9%
ArcBest Corp.	2,913	124,298
Covenant Logistics Group Inc.(a)	5,174	76,627
U.S. Xpress Enterprises Inc., Class A(a)	10,925	74,727

		275,652

Semiconductors & Semiconductor Equipment — 1.3%
Alpha & Omega Semiconductor Ltd.(a)	7,059	166,875
Amkor Technology Inc.	8,079	121,831
SMART Global Holdings Inc.(a)	3,310	124,555

		413,261

Software — 0.5%
Xperi Holding Corp.	7,492	156,583

Security	Shares	Value

Specialty Retail — 3.5%
Abercrombie & Fitch Co., Class A	6,496	$132,258
Hibbett Sports Inc.(a)	2,307	106,537
MarineMax Inc.(a)	3,525	123,481
ODP Corp. (The)	4,652	136,304
Rent-A-Center Inc./TX	3,027	115,904
Sportsman’s Warehouse Holdings Inc.(a)	6,324	110,986
Tilly’s Inc., Class A	14,979	122,229
Urban Outfitters Inc.(a)	4,348	111,309
Zumiez Inc.(a)	3,252	119,608

		1,078,616

Textiles, Apparel & Luxury Goods — 1.6%
Movado Group Inc.	9,104	151,308
Superior Group of Companies Inc.	3,895	90,520
Unifi Inc.(a)	7,048	125,032
Vera Bradley Inc.(a)	14,791	117,736

		484,596

Thrifts & Mortgage Finance — 4.7%
HomeStreet Inc.	544	18,360
Kearny Financial Corp./MD	12,551	132,539
Meridian Bancorp. Inc.	8,743	130,358
Meta Financial Group Inc.	3,836	140,244
NMI Holdings Inc., Class A(a)	5,084	115,153
Northfield Bancorp. Inc.	9,903	122,104
Premier Financial Corp.	5,810	133,630
Provident Financial Services Inc.	7,417	133,209
Radian Group Inc.	6,187	125,287
TrustCo Bank Corp. NY	17,214	114,817
Washington Federal Inc.	4,338	111,660
WSFS Financial Corp.	3,355	150,572

		1,427,933

Trading Companies & Distributors — 3.2%
Beacon Roofing Supply Inc.(a)	2,912	117,033
Boise Cascade Co.	2,263	108,172
DXP Enterprises Inc./TX(a)	5,610	124,710
Foundation Building Materials Inc.(a)	5,744	110,342
GMS Inc.(a)	3,755	114,453
Rush Enterprises Inc., Class A	2,686	111,254
Titan Machinery Inc.(a)	6,840	133,722
WESCO International Inc.(a)	2,056	161,396

		981,082

Total Common Stocks — 97.8% (Cost: $28,621,260)		30,022,178

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	1,420,000	1,420,000

Total Short-Term Investments — 4.6% (Cost: $1,420,000)		1,420,000

Total Investments in Securities — 102.4% (Cost: $30,041,260)		31,442,178

Other Assets, Less Liabilities — (2.4)%		(744,528)

Net Assets — 100.0%		$30,697,650

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® US Small Cap Value Factor ETF

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/27/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$1,420,000	(b)	$—	$—	$—	$1,420,000	1,420,000	$268	$—

(a)	The Fund commenced operations on October 27, 2020.
(b)	Represents net amount purchased (sold).

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$231,590	$19,169	(c)	$235,826	0.8%
	Monthly	HSBC Bank USA N.A.(d)	02/10/23	222,684	16,275	(e)	225,988	0.7
	Monthly	JPMorgan Securities PLC(f)	02/08/23	252,534	27,749	(g)	259,428	0.8

					$63,193		$721,242

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $14,933 of net dividends and financing fees.
(e)	Amount includes $12,971 of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $20,855 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1M US Dollar LIBOR BBA	USD - 1D Overnight Bank Funding Rate
	(FEDL01)		(OBFR01)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of December 31, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
City Holding Co.	5	$348	0.2%
Columbia Banking System Inc.	73	2,621	1.1
First Financial Bancorp.	1,575	27,610	11.7
Hope Bancorp Inc.	2,319	25,300	10.7
Independent Bank Corp.	335	24,468	10.4

	Shares	Value	% of Basket Value

OFG Bancorp.	1,441	$26,716	11.3
Old National Bancorp./IN	2,826	46,799	19.8

		153,862

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	1,375	19,511	8.3

Insurance
ProAssurance Corp.	1,386	24,657	10.5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® US Small Cap Value Factor ETF

	Shares	Value	% of Basket Value

Thrifts & Mortgage Finance
HomeStreet Inc.	1,109	$37,429	15.9
TrustCo Bank Corp. NY	55	367	0.1

		37,796

Total Reference Entity — Long		235,826

Net Value of Reference Entity — Goldman Sachs & Co.		$235,826

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank USA N.A. as of December 31, 2020 expiration date 02/10/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
BankUnited Inc.	990	$34,432	15.2%
Central Pacific Financial Corp.	2,694	51,213	22.7
First BanCorp./Puerto Rico	800	7,376	3.3
First Financial Bancorp.	1,465	25,681	11.4
Independent Bank Corp.	314	22,935	10.1

		141,637

Insurance
American Equity Investment Life Holding Co.	144	3,983	1.8
Horace Mann Educators Corp.	427	17,951	7.9
ProAssurance Corp.	925	16,456	7.3

		38,390

Software
Xperi Holding Corp.	384	8,026	3.5

Thrifts & Mortgage Finance
HomeStreet Inc.	1,124	37,935	16.8

Total Reference Entity — Long		225,988

Net Value of Reference Entity — HSBC Bank USA N.A.		$225,988

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of December 31, 2020 expiration date 02/8/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
BankUnited Inc.	702	$24,416	9.4%
Brookline Bancorp. Inc.	139	1,674	0.7

	Shares	Value	% of Basket Value

First BanCorp./Puerto Rico	66	$609	0.2
Heritage Financial Corp./WA	19	444	0.2
Hope Bancorp Inc.	2,491	27,177	10.5
Independent Bank Corp.	48	3,506	1.4
NBT Bancorp. Inc.	510	16,371	6.3
OFG Bancorp.	1,487	27,569	10.6
Old National Bancorp./IN	79	1,308	0.5
S&T Bancorp. Inc.	13	323	0.1
Seacoast Banking Corp. of Florida(a)	711	20,939	8.1
Simmons First National Corp., Class A	123	2,656	1.0
United Community Banks Inc./GA	266	7,565	2.9

		134,557

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	35	497	0.2

Insurance
Employers Holdings Inc.	1,199	38,596	14.9
Horace Mann Educators Corp.	665	27,957	10.8
ProAssurance Corp.	22	391	0.1

		66,944

Thrifts & Mortgage Finance
HomeStreet Inc.	744	25,110	9.7
Meta Financial Group Inc.	872	31,880	12.3
TrustCo Bank Corp. NY	66	440	0.1

		57,430

Total Reference Entity — Long		259,428

Net Value of Reference Entity — JPMorgan Securities PLC		$259,428

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® US Small Cap Value Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$30,022,178	$—	$—	$30,022,178
Money Market Funds	1,420,000	—	—	1,420,000

	$31,442,178	$—	$—	$31,442,178

Derivative financial instruments(a)
Assets
Swaps	$—	$63,193	$—	$63,193

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

Counterparty Abbreviations

HSBC	HSBC Bank PLC